Consolidated Statements of Changes in Equity - EUR (€) € in Millions		Total	Attributable to equity holders of Sanofi	Share capital	Additional paid-in capital	Treasury shares	Reserves and retained earnings	Stock options and other share-based payments	Other comprehensive income	Attributable to non-controlling interests
Beginning balance at Dec. 31, 2022		€ 75,152	€ 74,784	€ 2,522	€ 125	€ (706)	€ 66,734	€ 4,658	€ 1,451	€ 368
Other comprehensive income for the period		(973)	(965)				85		(1,050)	(8)
Net income for the period		3,456	3,430				3,430			26
Comprehensive income		2,483	2,465				3,515		(1,050)	18
Dividend paid out of earnings		(4,454)	(4,454)				(4,454)
Payment of dividends to non-controlling interests		(49)	0							(49)
Share repurchase program	[1]	(363)	(363)			(363)
Share-based payment plans:
Exercise of stock options		18	18	0	18
Issuance of restricted shares and vesting of existing restricted shares		0	0	3	(3)	112	(112)
Value of services obtained from employees		160	160					160
Tax effects of share-based payments		8	8					8
Other changes arising from issuance of restricted shares		2	2				2
Other movements (b)	[2]	(10)	9				9			(19)
Ending balance at Jun. 30, 2023		72,947	72,629	2,525	140	(957)	65,694	4,826	401	318
Beginning balance at Dec. 31, 2022		75,152	74,784	2,522	125	(706)	66,734	4,658	1,451	368
Other comprehensive income for the period		(1,603)
Net income for the period		5,436
Comprehensive income		3,833
Ending balance at Dec. 31, 2023		74,353	74,040	2,530	313	(1,184)	67,499	4,944	(62)	313
Beginning balance at Jun. 30, 2023		72,947	72,629	2,525	140	(957)	65,694	4,826	401	318
Other comprehensive income for the period		(630)	(625)				(162)		(463)	(5)
Net income for the period		1,980	1,970				1,970			10
Comprehensive income		1,350	1,345				1,808		(463)	5
Payment of dividends to non-controlling interests		(10)								(10)
Share repurchase program	[1]	(230)	(230)			(230)
Share-based payment plans:
Exercise of stock options		19	19	1	18
Employee share ownership plan		159	159	4	155
Value of services obtained from employees		123	123					123
Tax effects of share-based payments		(5)	(5)					(5)
Ending balance at Dec. 31, 2023		74,353	74,040	2,530	313	(1,184)	67,499	4,944	(62)	313
Other comprehensive income for the period		1,233	1,225				166		1,059	8
Net income for the period		2,263	2,246				2,246			17
Comprehensive income		3,496	3,471				2,412		1,059	25
Dividend paid out of earnings		(4,704)	(4,704)				(4,704)
Payment of dividends to non-controlling interests		(31)	0							(31)
Share repurchase program	[1]	(302)	(302)			(302)
Share-based payment plans:
Exercise of stock options		7	7	0	7
Issuance of restricted shares and vesting of existing restricted shares	[1]	0	0	3	(3)	115	(115)
Value of services obtained from employees		173	173					173
Tax effects of share-based payments		4	4					4
Other changes arising from issuance of restricted shares		1	1				1
Ending balance at Jun. 30, 2024		€ 72,997	€ 72,690	€ 2,533	€ 317	€ (1,371)	€ 65,093	€ 5,121	€ 997	€ 307

[1]	See Note B.8.2. (for amounts relating to 2023, see Note D.1.5.4. to the consolidated financial statements for the year ended December 31, 2023).
[2]	This line mainly comprises the impact on non-controlling interests arising from divestments and acquisitions.